UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-8606

DWS Target Date Series (formerly DWS Allocation Series)

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period:11/30/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2007 (Unaudited)

DWS LifeCompass 2040 Fund

	Shares	Value ($)

Equity Funds 96.0%
DWS Commodity Securities Fund "Institutional"	798	11,811
DWS Communications Fund "Institutional"	322	8,058
DWS Disciplined Long/Short Value Fund "Institutional"	5,597	56,533
DWS Dreman Mid Cap Value Fund "Institutional"	854	10,801
DWS Dreman Small Cap Value Fund "Institutional"	213	8,423
DWS Emerging Markets Equity Fund "S"	384	11,397
DWS Equity 500 Index Fund "Institutional"	2,066	347,494
DWS Equity Partners Fund "Institutional"	1,789	54,164
DWS Europe Equity Fund "Institutional"	1,855	77,129
DWS Global Thematic Fund "S"	56	2,042
DWS Gold & Precious Metals Fund "S"	769	19,378

DWS Growth & Income Fund "Institutional"	2,744	61,491
DWS Health Care Fund "Institutional"	641	18,600
DWS International Select Equity Fund "Institutional"	7,227	98,647
DWS International Value Opportunities Fund "Institutional"	1,006	13,406
DWS Japan Equity Fund "S"	359	5,255
DWS Large Cap Value Fund "Institutional"	5,226	128,339
DWS Large Company Growth Fund "Institutional"	1,975	60,568
DWS Micro Cap Fund "Institutional"	328	6,370
DWS Mid Cap Growth Fund "Institutional"	179	3,338
DWS RREEF Global Real Estate Securities Fund "Institutional"	866	10,075
DWS RREEF Real Estate Securities Fund "Institutional"	245	5,735
DWS Small Cap Core Fund "S"	3,379	70,546
DWS Small Cap Growth Fund "Institutional"	321	7,929
DWS Small Cap Value Fund "S"	1,264	25,881
DWS Technology Fund "Institutional"	1,280	17,559

Total Equity Funds (Cost $1,125,000)		1,140,969
Fixed Income – Bond Fund 3.2%
DWS Core Fixed Income Fund "Institutional" (Cost $37,346)	3.840	37,410
Fixed Income – Money Market Fund 0.8%
Cash Management QP Trust (Cost $9,658)	9,658	9,658

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,172,004)	100.0	1,188,037
Other Assets and Liabilities, Net	0.0	(57)

Net Assets	100.0	1,187,980
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent prospectus.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS LifeCompass 2040 Fund, a series of DWS Target Date Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	January 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS LifeCompass 2040 Fund, a series of DWS Target Date Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	January 16, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	January 16, 2008